Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CEO [Member]
Statement [Line Items]
Compensation paid	$ 250,000
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid under contract for services	120,000	$ 175,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 81,198	$ 78,998